Other Information	12 Months Ended
Dec. 31, 2010
Other Information [Abstract]
Other Information

15. Other Information

           A summary of activity in the Company's allowance for doubtful accounts is as follows:

	BALANCES AT BEGINNING OF PERIOD	ADDITIONS CHARGED TO COSTS AND EXPENSES	ACCOUNTS WRITTEN OFF, NET OF RECOVERIES	BALANCES AT END OF PERIOD
Allowance for doubtful accounts:
Year ended December 31, 2008	$1,239,232	1,803,930	1,934,076	$1,109,086
Year ended December 31, 2009	$1,109,086	2,424,283	2,159,782	$1,373,587
Year ended December 31, 2010	$1,373,587	2,238,452	2,468,495	$1,143,544